Loss on sale of vessels (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019		Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Loss on sale of vessel		$ 0	$ (6,569,763)
Proceeds from Sale of Property, Plant, and Equipment		$ 0	17,558,372		$ 17,600,000
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds	$ 9,700,000		9,700,000	[1]
Net book value of vessel			(15,979,901)
Sales related costs			(289,862)
Loss on sale of vessel	$ (6,600,000)		$ (6,569,763)
Ardmore Seatrader [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 7,900,000

[1]	Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $17.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at 31 December 2018 and delivered to the buyer in January 2019.